Quarterly Data (unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Data (unaudited)
Quarterly Data (unaudited)

20. Quarterly Data (unaudited)

        The tables below summarize certain unaudited financial information for each of the quarters in the two-year period ended December 31, 2013.

	Quarters During the Year Ended December 31, 2013(1)
	First	Second(2)	Third(2)(3)	Fourth(4)
	(in thousands, except per share amounts)
Total revenues	$53,734	$83,337	$85,518	$94,760
Gross margin	10,612	18,094	17,157	19,461
Income (loss) from continuing operations	857	8,812	1,618	135,198
Net income (loss)	857	8,812	1,618	135,198
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	586	8,206	(17,022)	135,198
Supplemental information:
Stock-based and other non-cash long-term incentive compensation expense included in income from continuing operations	1,584	448	2,280	905
Earnings (loss) per share attributable to common shareholders(7):
Basic	$0.03	$0.45	$(0.71)	$5.20
Diluted	0.03	0.45	(0.71)	5.16
Weighted average number of common shares outstanding:
Basic	18,045	18,045	24,138	26,000
Diluted	18,063	18,084	24,138	26,206

	Quarters During the Year Ended December 31, 2012
	First	Second(3)(5)	Third(5)(6)	Fourth
	(in thousands, except per share amounts)
Total revenues	$33,084	$48,509	$54,165	$105,250
Gross margin	2,125	6,967	10,795	24,406
Income (loss) from continuing operations	(6,300)	(18,173)	54,553	17,848
Income (loss) from discontinued operations	(87)	1,584	1,209	—
Net income (loss)	(6,387)	(16,589)	55,762	17,848
Net income (loss) attributable to common shareholders of WCI Communities, Inc.	(6,660)	(16,458)	56,023	17,918
Basic earnings (loss) per share(7):
Continuing operations	$(0.66)	$(1.52)	$3.06	$1.00
Discontinued operations	(0.01)	0.13	0.07	—

Net income attributable to common shareholders	$(0.67)	$(1.39)	$3.13	$1.00

Diluted earnings (loss) per share(7):
Continuing operations	$(0.66)	$(1.52)	$3.05	$0.99
Discontinued operations	(0.01)	0.13	0.07	—

Net income attributable to common shareholders	$(0.67)	$(1.39)	$3.12	$0.99

Weighted average number of common shares outstanding:
Basic	9,938	11,855	17,888	17,974
Diluted	9,938	11,855	17,944	18,040
(1)
There were no discontinued operations during the year ended December 31, 2013.

(2)
Net income (loss) attributable to common shareholders was affected by preferred stock dividends of $0.7 million and $19.0 million during the quarters ended June 30, 2013 and September 30, 2013, respectively (Note 16).

(3)
We recorded expenses related to early repayment of debt of $5.1 million and $17.0 million during the quarters ended September 30, 2013 and June 30, 2012, respectively (Note 12).

(4)
We reversed $125.6 million of our deferred tax asset valuation allowances during the quarter ended December 31, 2013 (Note 14).

(5)
We recorded gains on sales of discontinued operations, net of tax, of $1.4 million and $1.2 million during the quarters ended June 30, 2012 and September 30, 2012, respectively (Note 8).

(6)
We recorded an income tax benefit of $50.5 million during the quarter ended September 30, 2012 related to the reversal of certain reserves (Note 14).

(7)
Primarily due to the effects of issuing shares of our common stock during each of the years ended December 31, 2013 and 2012, the sum of basic and diluted earnings (loss) per share for the four quarters does not agree to the corresponding totals for the full calendar years.

        We have historically experienced, and in the future expect to continue to experience, variability in our operating results on a quarterly basis, primarily due to our Homebuilding segment. Because many of our Florida homebuyers prefer to close on their home purchases before the winter, the fourth quarter of each year often produces a disproportionately large portion of our total year's revenues, income (loss) and cash flows. Accordingly, our revenues and operating results may fluctuate significantly on a quarterly basis. Although we believe that the abovementioned seasonal pattern will likely continue, it may be affected by economic conditions in the homebuilding and real estate industry and other interrelated factors. As a result, our operating results may not follow the historical trends.